IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2024	Oct. 31, 2023
Credit Risk [line items]
Past due loans	$ 1,988	$ 1,844
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,024	1,019
Personal [member]
Credit Risk [line items]
Past due loans	302	280
Credit card [member]
Credit Risk [line items]
Past due loans	419	361
Business and government [member]
Credit Risk [line items]
Past due loans	243	$ 184
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	1,838
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,024
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	302
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	269
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	243
Later than three months [member]
Credit Risk [line items]
Past due loans	150
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 150